Income Taxes - Summary of (Loss) income before income taxes (Detail) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
United States	$ (16,609)	$ 78,930
Foreign		26
(Loss) income before income taxes	$ (16,609)	$ 78,956